Green Bonds, Convertible and Non-convertible Promissory Notes - Part 1 (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2021
Green Bonds, Convertible and Non-convertible Promissory Notes [Abstract]
Debt issuance cost			$ 4,100	$ 200	$ 11,800
Amortization of debt discounts	$ 1,767	$ 382	$ 4,859	$ 3,871
Short-term debt maturity year			2024